UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22452
                                                    -----------

                            First Trust Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2012
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)


                                                                STATED
     SHARES                      DESCRIPTION                     RATE      STATED MATURITY       VALUE
----------------  -----------------------------------------  ------------  ---------------  ---------------
$25 PAR PREFERRED SECURITIES - 94.8%

                  CAPITAL MARKETS - 9.6%
           1,557  Ameriprise Financial, Inc................      7.75%        06/15/39      $        44,032
           6,000  Ares Capital Corp........................      7.75%        10/15/40              152,820
           8,425  Credit Suisse Guernsey Ltd...............      7.90%           (b)                221,241
          14,150  Deutsche Bank Contingent Capital Trust II      6.55%           (b)                315,545
          16,500  Goldman Sachs Group, Inc.................      6.50%        11/01/61              422,565
           8,045  Goldman Sachs Group, Inc., Series D (c) .      4.00%           (b)                158,808
          18,325  Morgan Stanley Capital Trust III ........      6.25%        03/01/33              430,821
          11,825  Morgan Stanley, Series A (c).............      4.00%           (b)                213,205
           3,870  Stifel Financial Corp....................      6.70%        01/15/22               97,872
                                                                                            ---------------
                                                                                                  2,056,909
                                                                                            ---------------

                  COMMERCIAL BANKS - 20.0%
          11,600  Banco Santander S.A., Series 10 .........     10.50%           (b)                316,448
           6,600  Banco Santander S.A., Series 6 (c).......      4.00%           (b)                103,818
          13,800  Barclays Bank PLC, Series 2 .............      6.63%           (b)                312,432
           7,900  Fifth Third Capital Trust V (d)..........      7.25%        08/15/67              201,608
          10,375  Fifth Third Capital Trust VI (d).........      7.25%        11/15/67              264,770
          21,075  First Republic Bank, Series A ...........      6.70%           (b)                527,929
           8,550  HSBC Holdings PLC, Series A .............      6.20%           (b)                212,382
           5,770  HSBC USA, Inc., Series F (c).............      3.50%           (b)                104,841
          10,668  KeyCorp Capital X .......................      8.00%        03/15/68              273,528
          12,176  Lloyds Banking Group PLC ................      7.75%        07/15/50              314,263
           4,100  National City Capital Trust III .........      6.63%        05/25/67              104,386
           1,925  National City Capital Trust IV ..........      8.00%        08/30/67               49,626
          10,050  SunTrust Capital IX .....................      7.88%        03/15/68              260,596
           4,708  US Bancorp, Series B (c).................      3.50%           (b)                105,459
          20,600  US Bancorp, Series F (d).................      6.50%           (b)                525,300
           5,500  USB Capital VIII, Series 1 ..............      6.35%        12/29/65              138,600
         500,000  Wachovia Capital Trust III (d)...........      5.57%           (b)                441,890
                                                                                            ---------------
                                                                                                  4,257,876
                                                                                            ---------------

                  CONSUMER FINANCE - 0.7%
           6,738  HSBC Finance Corp., Series B ............      6.36%           (b)                157,669
                                                                                            ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 10.1%
           8,391  Allied Capital Corp......................      6.88%        04/15/47              200,125
           3,100  Bank of America Corp., Series 5 (c)......      4.00%           (b)                 50,747
          19,800  Citigroup Capital XV ....................      6.50%        09/15/66              476,388
          21,175  Countrywide Capital V ...................      7.00%        11/01/36              480,884
           5,450  ING Groep N.V............................      6.38%           (b)                105,349
           2,225  ING Groep N.V............................      7.38%           (b)                 48,683
           9,000  JP Morgan Chase Capital XI, Series K ....      5.88%        06/15/33              229,500
          10,000  JP Morgan Chase Capital XIV .............      6.20%        10/15/34              254,000
          11,650  KKR Financial Holdings LLC ..............      8.38%        11/15/41              305,580
                                                                                            ---------------
                                                                                                  2,151,256
                                                                                            ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%
          20,025  Qwest Corp...............................       7.50%       09/15/51              530,262
                                                                                            ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1


FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)



                                                                STATED
     SHARES                      DESCRIPTION                     RATE      STATED MATURITY       VALUE
----------------  -----------------------------------------  ------------  ---------------  ---------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  ELECTRIC UTILITIES - 4.4%
           4,300  Entergy Mississippi, Inc. .............        6.00%        05/01/51      $       124,700
           3,500  NextEra Energy Capital Holdings, Inc.,
                      Series F ..........................        8.75%        03/01/69              103,180
           7,800  PPL Electric Utilities Corp. ..........        6.25%           (b)                197,340
         500,000  Southern California Edison Co., Series E
                      (d)................................        6.25%           (b)                509,290
                                                                                            ---------------
                                                                                                    934,510
                                                                                            ---------------

                  INSURANCE - 23.8%
           9,000  AAG Holding Co., Inc.....................      7.25%        01/23/34              226,890
          14,775  AEGON N.V................................      6.50%           (b)                319,436
           5,450  AEGON N.V., Series 1 (c).................      4.00%           (b)                104,477
          10,385  Allianz SE ..............................      8.38%           (b)                273,580
          11,800  American International Group, Inc., .....
                      Series A4 (d)........................      6.45%        06/15/77              264,910
           7,125  Aspen Insurance Holdings Ltd. (d)........      7.40%           (b)                180,975
           1,880  Assured Guaranty Municipal Holdings, Inc.      6.88%        12/15/01               46,530
          14,925  Assured Guaranty Municipal Holdings, Inc.      5.60%        07/15/03              317,156
          10,200  Aviva PLC ...............................      8.25%        12/01/41              264,792
           7,425  Endurance Specialty Holdings Ltd., Series
                      A....................................      7.75%           (b)                197,579
          15,500  Endurance Specialty Holdings Ltd., Series
                      B....................................      7.50%           (b)                410,130
          10,759  Everest Re Capital Trust II, Series B ...      6.20%        03/29/34              275,968
           1,471  Markel Corp..............................      7.50%        08/22/46               37,613
          13,250  MetLife, Inc., Series A (c)..............      4.00%           (b)                314,423
           4,000  MetLife, Inc., Series B .................      6.50%           (b)                102,160
           3,729  PartnerRe Ltd., Series C ................      6.75%           (b)                 94,978
           4,115  PartnerRe Ltd., Series D ................      6.50%           (b)                104,233
          11,175  PartnerRe Ltd., Series E ................      7.25%           (b)                300,272
          10,660  PLC Capital Trust V .....................      6.13%        01/27/34              264,261
           5,703  Prudential Financial, Inc................      9.00%        06/15/38              158,543
          19,882  RenaissanceRe Holdings Ltd., Series C ...      6.08%           (b)                498,442
             577  RenaissanceRe Holdings Ltd., Series D ...      6.60%           (b)                 14,685
          12,676  Selective Insurance Group, Inc...........      7.50%        09/27/66              317,661
                                                                                            ---------------
                                                                                                  5,089,694
                                                                                            ---------------

                  MEDIA - 0.8%
           3,100  CBS Corp. ...............................      6.75%        03/27/56               78,926
           4,000  Comcast Corp. ...........................      6.63%        05/15/56              101,640
                                                                                            ---------------
                                                                                                    180,566
                                                                                            ---------------

                  MULTI-UTILITIES - 4.2%
           4,700  Dominion Resources, Inc., Series A ......      8.38%        06/15/64              137,240
          23,500  DTE Energy Co. ..........................      6.50%        12/01/61              634,500
           4,450  SCANA Corp. .............................      7.70%        01/30/65              128,694
                                                                                            ---------------
                                                                                                   900,434
                                                                                            ---------------


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)



                                                                STATED
     SHARES                      DESCRIPTION                     RATE      STATED MATURITY       VALUE
----------------  -----------------------------------------  ------------  ---------------  ---------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 15.8%
          21,225  CommonWealth REIT, Series E .............       7.25%          (b)        $       528,927
          14,450  Digital Realty Trust, Inc., Series E ....       7.00%          (b)                370,931
           2,050  Duke Realty Corp., Series K .............       6.50%          (b)                 51,230
           5,675  Duke Realty Corp., Series L .............       6.60%          (b)                142,272
          12,675  Hospitality Properties Trust, Series D ..       7.13%          (b)                316,241
           6,027  Kimco Realty Corp., Series F ............       6.65%          (b)                151,278
           3,000  Kimco Realty Corp., Series H ............       6.90%          (b)                 83,280
          23,175  PS Business Parks, Inc., Series S .......       6.45%          (b)                580,302
          25,200  Public Storage ..........................       5.90%          (b)                632,520
           5,000  Vornado Realty Trust, Series I ..........       6.63%          (b)                126,450
           3,550  Vornado Realty Trust, Series J ..........       6.88%          (b)                 94,217
           3,063  Weingarten Realty Investors, Series D ...       6.75%          (b)                 77,494
           8,300  Weingarten Realty Investors, Series F ...       6.50%          (b)                209,990
                                                                                            ---------------
                                                                                                  3,365,132
                                                                                            ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 2.9%
           7,500  Telephone & Data Systems, Inc. ..........       7.00%       03/15/60              199,875
          15,550  United States Cellular Corp. ............       6.95%       05/15/60              412,541
                                                                                            ---------------
                                                                                                    612,416
                                                                                            ---------------
                  TOTAL INVESTMENTS - 94.8% ..........................................           20,236,724
                  (Cost $19,645,041) (e)

                  NET OTHER ASSETS AND LIABILITIES - 5.2% ............................            1,107,768
                                                                                            ---------------
                  NET ASSETS - 100.0% ................................................      $    21,344,492
                                                                                            ===============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Perpetual maturity.

(c) Floating rate security. The rate shown reflects the rate in effect at January 31, 2012.

(d) Fixed-to-floating rate security. The rate shown reflects the fixed rate in effect at January 31, 2012. At a predetermined date, the fixed rate will change to a floating rate.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $593,600 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,917.


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JANUARY 31, 2012 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   1/31/2012        PRICES          INPUTS          INPUTS
                                                --------------  --------------  --------------  --------------
$25 Par Preferred Securities*.................. $   20,236,724  $   20,236,724  $           --  $           --
                                                ==============  ==============  ==============  ==============



* See the Portfolio of Investments for industry breakout.


Page 4          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares of First Trust Preferred Securities and Income Fund (the "Fund") is determined daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Preferred stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                          JANUARY 31, 2012 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)


     SHARES                                     DESCRIPTION                                      VALUE
----------------  ------------------------------------------------------------------------  ---------------
COMMON STOCKS - 80.7%

                  AIR FREIGHT & LOGISTICS - 2.2%
             485  Forward Air Corp. ..................................................      $        16,975
                                                                                            ---------------
                  BUILDING PRODUCTS - 4.6%
             452  Mueller Industries, Inc. ...........................................               19,983
             480  Simpson Manufacturing Co., Inc. ....................................               15,542
                                                                                            ---------------
                                                                                                     35,525
                                                                                            ---------------
                  CAPITAL MARKETS - 8.2%
             205  Affiliated Managers Group, Inc. (b).................................               20,604
           1,535  MVC Capital, Inc. ..................................................               19,249
           2,260  PennantPark Investment Corp. .......................................               23,301
                                                                                            ---------------
                                                                                                     63,154
                                                                                            ---------------
                  CHEMICALS - 2.6%
             420  Scotts Miracle-Gro (The) Co., Class A ..............................               19,891
                                                                                            ---------------
                  COMMERCIAL SERVICES & SUPPLIES - 5.4%
             665  HNI Corp. ..........................................................               18,041
             990  Ritchie Bros Auctioneers, Inc. .....................................               23,315
                                                                                            ---------------
                                                                                                     41,356
                                                                                            ---------------
                  FOOD PRODUCTS - 2.2%
             340  Sanderson Farms, Inc. ..............................................               17,320
                                                                                            ---------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 5.5%
             330  Haemonetics Corp. (b)...............................................               21,437
             525  West Pharmaceutical Services, Inc. .................................               21,252
                                                                                            ---------------
                                                                                                     42,689
                                                                                            ---------------
                  HEALTH CARE PROVIDERS & SERVICES - 5.7%
             715  Patterson Cos., Inc. ...............................................               23,030
             935  VCA Antech, Inc. (b)................................................               20,926
                                                                                            ---------------
                                                                                                     43,956
                                                                                            ---------------
                  HOTELS, RESTAURANTS & LEISURE - 3.0%
             710  PF Chang's China Bistro, Inc. ......................................               23,118
                                                                                            ---------------
                  HOUSEHOLD DURABLES - 2.4%
             650  Generac Holdings, Inc. (b)..........................................               18,889
                                                                                            ---------------
                  INSURANCE - 5.4%
           1,030  Brown & Brown, Inc. ................................................               23,463
             250  RLI Corp. ..........................................................               17,830
                                                                                            ---------------
                                                                                                     41,293
                                                                                            ---------------
                  LIFE SCIENCES TOOLS & SERVICES - 3.0%
             340  Techne Corp. .......................................................               23,205
                                                                                            ---------------
                  MACHINERY - 6.0%
           1,755  Douglas Dynamics, Inc. .............................................               23,886
             485  Graco, Inc. ........................................................               22,300
                                                                                            ---------------
                                                                                                     46,186
                                                                                            ---------------

                See Notes to Quarterly Portfolio of Investments           Page 1

     SHARES                                     DESCRIPTION                                      VALUE
----------------  ------------------------------------------------------------------------  ---------------
COMMON STOCKS - (CONTINUED)

                  MEDIA - 5.5%
             505  John Wiley & Sons, Inc., Class A ...................................      $        22,922
             325  Morningstar, Inc. ..................................................               19,409
                                                                                            ---------------
                                                                                                     42,331
                                                                                            ---------------
                  OFFICE ELECTRONICS - 2.8%
             563  Zebra Technologies Corp., Class A (b)...............................               21,315
                                                                                            ---------------
                  REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.0%
           2,270  Franklin Street Properties Corp. ...................................               23,131
           1,260  Gladstone Commercial Corp. .........................................               22,831
             505  Rayonier, Inc. .....................................................               23,094
                                                                                            ---------------
                                                                                                     69,056
                                                                                            ---------------
                  ROAD & RAIL - 5.3%
           1,375  Heartland Express, Inc. ............................................               20,378
             395  Landstar System, Inc. ..............................................               20,204
                                                                                            ---------------
                                                                                                     40,582
                                                                                            ---------------
                  SPECIALTY RETAIL - 1.9%
             310  Hibbett Sports, Inc. (b)............................................               14,858
                                                                                            ---------------
                  TOTAL INVESTMENTS - 80.7% ..........................................              621,699
                  (Cost $594,435) (c)

                  NET OTHER ASSETS AND LIABILITIES - 19.3% ...........................              148,656
                                                                                            ---------------
                  NET ASSETS - 100.0% ................................................      $       770,355
                                                                                            ===============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,212 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,948.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                   LEVEL 2         LEVEL 3
                                                    TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                  1/31/2012         PRICES          INPUTS          INPUTS
                                                --------------  --------------  --------------  --------------
Common Stocks*................................  $      621,699  $     621,699   $           --  $           --
                                                ==============  ==============  ==============  ==============

* See the Portfolio of Investments for industry breakout.



Page 2          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES
A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each class of shares of First Trust/Confluence Small Cap Value Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund's total assets attributable to each class (including accrued interest and dividends), less all liabilities attributable to such class, (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund's shares are generally expected to be due to the daily expense accruals of the specified distribution and service fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                          JANUARY 31, 2012 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
    --------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  March 26, 2012
    --------------------------------------------


By (Signature and Title)*    /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  March 26, 2012
    --------------------------------------------


* Print the name and title of each signing officer under his or her signature.